As Filed with the Securities and Exchange Commission on May 1, 2017

1933 Act File No. 333-182079

1940 Act File No. 811-22712

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
Under
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 13	☒
REGISTRATION STATEMENT
Under
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 15	☒

Premier Multi-Series VIT

(Exact Name of Registrant as Specified in Charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

(888) 852-3922

(Registrant’s telephone number, including area code)

Thomas J. Fuccillo, Esq.

c/o Allianz Global Investors U.S. LLC

1633 Broadway

New York, NY 10019

(Name and address of agent for service)

Copies to:

David C. Sullivan, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Approximate date of Proposed Public offering: As soon as practicable after the effective date of this Registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒                    Immediately upon filing pursuant to paragraph (b)

☐                      On [date] pursuant to paragraph (b)

☐                      60 days after filing pursuant to paragraph (a)(1)

☐                      On [date] pursuant to paragraph (a)(1)

☐                      75 days after filing pursuant to paragraph (a)(2)

☐                      On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 13 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 12 on Form N-1A filed April 18, 2017.  This PEA No. 13 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 12 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all the requirements for effectiveness of this Post-Effective Amendment No. 13 (the “Amendment”) to this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York on the 1st day of May, 2017.

PREMIER MULTI-SERIES VIT

By:	/s/ Thomas J. Fuccillo
Name:	Thomas J. Fuccillo
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Thomas J. Fuccillo	President and Chief Executive Officer	May 1, 2017
Thomas J. Fuccillo

Lawrence G. Altadonna*	Treasurer and Principal Financial and Accounting Officer
Lawrence G. Altadonna

Barbara R. Claussen*	Trustee
Barbara R. Claussen

Deborah A. DeCotis*	Trustee
Deborah A. DeCotis

A. Douglas Eu*	Trustee
A. Douglas Eu

F. Ford Drummond*	Trustee
F. Ford Drummond

Bradford K. Gallagher*	Trustee
Bradford K. Gallagher

James A. Jacobson*	Trustee
James A. Jacobson

Hans W. Kertess*	Trustee
Hans W. Kertess

James S. MacLeod*	Trustee
James S. MacLeod

William B. Ogden, IV*	Trustee
William B. Ogden, IV

Davey S. Scoon*	Trustee
Davey S. Scoon

Alan Rappaport*	Trustee
Alan Rappaport

*By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
Attorney-In-Fact and Agent for the Individuals Noted Above
Date: May 1, 2017

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase